DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		3 Months Ended	4 Months Ended
	Dec. 07, 2020	Mar. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Cash held outside of the Trust Account		$ 1,265,715	$ 1,667,600
Net income		16,083,886	(1,767,451)
Cash used in operating activities		(134,117)	(782,400)
Revenues		$ 0	0
Share price per share		$ 10.00
Transaction costs	$ 19,126,250
Deferred underwriting fees	12,075,000	$ 12,075,000	12,075,000
Other offering costs	151,250
Other offering costs reimbursed from underwriters	$ 450,000		$ 450,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account		80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50.00%	50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)		2 days	2 days
Minimum net tangible assets upon consummation of the Business Combination		$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent		15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%	100.00%
Threshold business days for redemption of public shares		10 days	10 days
Maximum net interest to pay dissolution expenses		$ 100,000	$ 100,000
Deferred Offering Costs			19,126,250
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	34,500,000	34,500,000
Share price per share	$ 10.00	$ 10.00
Gross proceeds from sale of units	$ 345,000,000
Deferred underwriting fees	6,900,000	$ 6,900,000	6,900,000
Other offering costs			$ 601,250
Sale of Stock, Transaction Costs	$ 345,000,000
Sale of share price unit	$ 10.00
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,500,000	4,500,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,450,000		4,450,000
Share price per share	$ 2.00		$ 2.00
Gross proceeds from sale of units	$ 8,900,000		$ 8,900,000
Other offering costs			$ 151,250